Document and Entity Information	Mar. 24, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 24, 2023
Entity Registrant Name	Movella Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40074
Entity Tax Identification Number	98-1575384
Entity Address, Address Line One	Suite 110
Entity Address, Address Line Two	3535 Executive Terminal Drive
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	310
Local Phone Number	481-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001839132
Amendment Flag	false
Common stock, $0.00001 par value per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $.00001 par value per share
Trading Symbol	MVLA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	MVLAW
Security Exchange Name	NASDAQ